Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cumulative Value of Intangible Assets Related to Acquisition

	December 31
	2019
	US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	13,117	(3,699)	(9,418)	—

Schedule of Goodwill

	December 31
	2020
	US$
	Cost	Disposal of FCI	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(25,117)	(74,974)	(38)	—